SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSMCLASS A, CLASS T, CLASS B, AND CLASS C SEPTEMBER 29, 1999 PROSPECTUS

EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR UTILITIES GROWTH FUND WILL CHANGE ITS NAME TO "FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND." References in the Prospectus to "Fidelity Advisor
Utilities Growth Fund" will be replaced by "Fidelity Advisor
Telecommunications & Utilities Growth Fund."

The following information replaces similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   EFFECTIVE JUNE 2000, the following information replaces similar information found in the "Fund Management" section on page P-27.

   Yolanda McGettigan is the manager of Advisor Health Care which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page P-27.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-27.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 29, 1999 PROSPECTUS

EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR UTILITIES GROWTH FUND WILL CHANGE ITS NAME TO "FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND." References in the Prospectus to "Fidelity Advisor
Utilities Growth Fund" will be replaced by "Fidelity Advisor
Telecommunications & Utilities Growth Fund."

The following information replaces similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   EFFECTIVE JUNE 2000, the following information replaces similar information found in the "Fund Management" section on page P-24.

   Yolanda McGettigan is the manager of Advisor Health Care which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page P-24.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-24.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.